Short-Term Debt and Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Short-Term Debt and Long-Term Liabilities [Abstract]
SHORT-TERM DEBT AND LONG-TERM LIABILITIES

4. SHORT-TERM DEBT AND LONG-TERM LIABILITIES

Short-Term Debt

Loans Payable

The loans payable represents demand loans made by former officers and directors, who are third parties and stockholders, whose holdings were insignificant, at December 31, 2024 and 2023, in the amount of $138,000. The loans which bear interest at 10% per annum, and are payable on demand. Accrued interest on these loans at December 31, 2024 and 2023 was approximately $324,000 and $310,000, respectively.

Funding Liabilities

The following table shows the Company’s funding liabilities to QFL and QF3 at December 31, 2024 and 2023:

	December 31,
	2024	2023
Funding liability – QFL	$-	$1,525,502
Funding liability – QF3	7,634,381	5,800,000
Funding liabilities	$7,634,381	$7,325,502

Funding Liabilities - QFL

The QFL funding liability at December 31, 2023 of $1,525,502 represented the principal amount of the Company’s obligations to QFL pursuant to a purchase agreement (“Purchase Agreement”) dated February 22, 2021 and amended and restated on May 2, 2024, between the Company and QFL, as described below. As of December 31, 2024, the Company had made total repayments in the amount of approximately $6,402,000 since February 22, 2021 and the full outstanding principal balance has been repaid. The obligation to QFL had no repayment term since payment was due solely from a portion of net proceeds generated from the monetization of the Company’s intellectual property and has been classified as a current liability as of December 31, 2023. Accrued interest related to this funding liability as of December 31, 2023 was approximately $478,000.

The Company did not request an operating capital advance from QFL during the year ended December 31, 2024 and no further advances are to be made pursuant to the Purchase Agreement. During the year ended December 31, 2023 the Company requested and received from QFL an operating capital advance in the amount of $200,000.

Pursuant to the Purchase Agreement with QFL, QFL made available to the Company a total of $6,402,000, consisting of (a) $2,653,000 for the acquisition of mutually agreed patent rights that we intended to monetize; (b) $2,000,000 for operating expenses; and (iii) $1,750,000 to fund the cash payment portion of the restructure of our obligations to Intelligent Partners. In return the Company transferred to QFL a right to receive a portion of net proceeds generated from the monetization of those patents. The Company also granted QFL a ten-year warrant to purchase a total of up to 962,463 shares of our common stock, with an exercise price of $0.54 per share (Note 5), and, pursuant to a registration rights agreement, the Company granted QFL certain registration rights to the shares of common stock issuable upon exercise of the warrant. The covenants in the registration rights agreement include a continued listing on the OTCQB. In 2022, the bid price for the Company’s common stock had closed below $0.01 per share for more than 30 consecutive days, as a result of which the Company did not meet the Standards for Continued Eligibility under the OTC listing standards. Although the Company has regained compliance, in the event that in the future the Company fails to be in compliance or otherwise breaches the covenants in the agreements with QFL, the Company may have significant financial obligations to QLF. A portion of any gain from sale of the shares, net of taxes and costs of exercise, realized prior to the completion of all monetization activities shall be credited against the total return due to QFL pursuant to the Purchase Agreement. The Company also granted QFL certain board observation rights. Pursuant to the Purchase Agreement, all of the net proceeds from the monetization of the intellectual property acquired with funds from QFL are paid directly to QFL. After QFL has received a negotiated rate of return, the Company and QFL share net proceeds equally until QFL achieves its investment return, as defined in the agreement. Thereafter, the Company retains 100% of all net proceeds. Except in an Event of Default, as defined therein, all payments by the Company to QFL pursuant to the Purchase Agreement are non-recourse and shall be paid only if and after net proceeds from monetization of the patent rights owned or acquire by us are received, or to be received.

Contemporaneously with the execution of the agreements with QFL, the Company entered into a Restructure Agreement with Intelligent Partners to eliminate any obligations the Company had with respect to the outstanding notes and the securities purchase agreement. As part of the restructure of the Company’s agreements with Intelligent Partners, the Company amended the existing MPAs and granted Intelligent Partners certain rights in the monetization proceeds from any new intellectual property we acquire. Under these MPAs, Intelligent Partners receives a 60% interest in the proceeds from our intellectual property owned by the eight Subsidiary Guarantors. Intelligent Partners also participates in the monetization proceeds from new intellectual property that we acquire until the total payments under all the monetization participation agreements equal $2,805,000, as follows: for net proceeds between $0 and $1,000,000, Intelligent Partners receives 10% of the net proceeds realized from new patents, except that if, in any calendar quarter, net proceeds realized by us exceed $1,000,000, Intelligent Partners’ entitlement for that quarter only increases to 30% on the portion of net proceeds in excess of $1,000,000 but less than $3,000,000. If in the same calendar quarter, net proceeds exceed $3,000,000, Intelligent Partners’ entitlement for that quarter only shall increase to 50% on the portion of net proceeds in excess of $3,000,000. The payments with respect to the new patents terminate once total payments to Intelligent Partners under all monetization participation agreements reach $2,805,000. The payments to Intellectual Partners with respect new patents are payable from the proceeds which are allocated to us under the QFL and QF3 agreements, which start after QFL and QF3 have received a negotiated rate of return.

Funding Liabilities - QF3

The QF3 funding liabilities at December 31, 2024 and 2023 of $7,634,381 and $5,800,000, respectively, represents the principal amount of the Company’s obligations to QF3 pursuant to a purchase agreement (“QF3 Purchase Agreement”) dated March 12, 2023 between the Company and QF3, as described below. As of December 31, 2024, the Company has made no repayments on this funding liability. The obligation to QF3 has no repayment term since the payment is due from net proceeds generated from the monetization of the Company’s intellectual property and has been classified as a current liability as of December 31, 2024 and 2023. Accrued interest related to this funding liability as of December 31, 2024 and 2023, was approximately $865,000 and $299,000, respectively.

On March 12, 2023, the Company and HID, entered into a series of agreements, all dated March 12, 2023, with QF3, a non-affiliated party, including a prepaid forward purchase agreement (the “Purchase Agreement QF3”), a security agreement (the “QF3 Security Agreement”), a patent security agreement (the “QF3 Patent Security Agreement” together with the QF3 Security Agreement, the QF3 Patent Security Agreement, and the QF3 Purchase Agreement, the “QF3 Investment Documents”):

(i)	Pursuant to the QF3 Purchase Agreement, QF3 agreed to make available to the Company a financing facility of: (a) up to $4,334,000 for operating expenses, of which the Company has requested and received $4,334,000 as of December 31, 2024; (b) $3,300,000 to fund the cash payment portion of the purchase of a patent portfolio from Tower Semiconductor Ltd. (“Tower”); and (c) up to an additional $25,000,000 for the acquisition of mutually agreed patent rights that the Company intends to monetize, of which no amounts have been requested or received as of December 31, 2024. In return, the Company transferred to QF3 a right to receive a portion of net proceeds generated from the monetization of those patents.

(ii)	On March 17, 2023, the Company used $3,300,000 of proceeds from the QF3 financing as the cash payment portion of the purchase of a seven-patent portfolio from Tower (the “HID Portfolio”).

(iii)	Pursuant to the QF3 Security Agreement and QF3 Patent Security Agreement, payment of the Company’s obligations under the QF3 Purchase Agreement with QF3 are secured by (a) the value of anything received from the monetization of the intellectual property rights covered by the Security Agreement; (b) the patents (as defined in the Security Agreement); (c) all general intangibles now or hereafter arising from or related to the foregoing (a) and (b); and (d) proceeds (including, without limitation, cash proceeds and insurance proceeds) and products of the foregoing (a)-(c).

In connection with the agreements with QF3, the Company, HID and the Subsidiary Guarantors entered into an intercreditor agreement with QF3 and Intelligent Partners which sets forth the priority of QF3 in the collateral under the Investment Documents.

Loan Payable Related Party

The loan payable – related party at December 31, 2024 and 2023 represents the current amount of a non-interest bearing total monetization proceeds obligation (the “TMPO”) due to Intelligent Partners of $2,769,500 at December 31, 2024 and 2023, pursuant to an original agreement dated February 22, 2021. The Restructure Agreement provided for the payment to Intelligent Partners of $1,750,000 from the proceeds from the Company’s agreements with QFL. As part of the restructure of the Company’s agreements with Intelligent Partners, the Company amended the existing MPAs and granted Intelligent Partners certain rights in the monetization proceeds from any new intellectual property the Company acquires, as described above. Under these MPAs, Intelligent Partners participates in the monetization proceeds the Company receives with respect to new patents after QFL and QF3 have received a negotiated rate of return.

Because of the beneficial ownership percentage of its principals, Intelligent Partners is treated as a related party.

Long-Term Liabilities

Loan Payable – SBA

The loans payable – SBA balance at December 31, 2024 and 2023 of $150,000 represents the total amount due under a secured Economic Injury Disaster Loan from the U.S. Small Business Association (“SBA”) in the aggregate amount of $150,000, pursuant to Section 7(b) of the Small Business Act as part of the COVID-19 relief effort. The Company’s obligations on the loan are set forth in the Company’s note dated May 14, 2020 which matures on May 14, 2050 and bears interest at a rate of 3.75% per annum, payable monthly commencing on November 14, 2022. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. As of December 31, 2024, the Company had not made any principal payments on the loan payable. During the year ended December 31, 2024, the Company incurred $5,640 of interest expense and has accrued interest of approximately $7,800 at December 31, 2024.

Purchase Price of Patents

The purchase price of patents balance at December 31, 2024 and 2023 of $53,665 represents:

The non-current portion of our obligations under the unsecured non-recourse funding agreement with a third-party funder entered into in May 2020 whereby the third-party agreed to provide acquisition funding in the amount of $95,000 for the Company’s acquisition of the audio messaging portfolio. Under the funding agreement, the third-party funder is entitled to a priority return of funds advanced from net proceeds, as defined, recovered until the funder has received $53,665. The Company did not make any payments with respect to this obligation in 2024 or 2023. The Company has no other obligation to the third-party and has no liability to the funder in the event that the Company does not generate sufficient net proceeds. Pursuant to ASC 470, the Company recorded this monetization obligation as debt and the difference between the purchase price and total obligation as a discount to the debt and fully expensed to interest during the period.